CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2019	2020

Accounts receivable	881,177	1,482,498
Less: allowance for doubtful accounts	(133)	(2,163)
Accounts receivable, net	881,044	1,480,335

Including:
- Current portion	879,962	1,480,335
- Non-current portion	1,082	—

Schedule of allowance for doubtful accounts

	Years ended December 31,
	2018	2019	2020

Balance at the beginning of the year	—	241	133
Allowance made during the year	241	274	2,032
Write-off during the year	—	(382)	—
Foreign exchange impact	—	—	(2)
Balance at the end of the year	241	133	2,163

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2020	105,735
Increase	5,804

Closing balance as of December 31, 2020	111,539